TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2016	2017

Deferred tax assets:
Net operating losses carry forward	$6,515	$8,786
Research and development	1,619	1,534
Other	3,155	2,959

Deferred tax assets before valuation allowance	11,289	13,279
Valuation allowance	(6,589)	(7,486)

Deferred tax assets	4,700	5,793

Deferred tax liabilities:
Capitalized software development costs	(3,011)	(2,738)
Acquired intangibles	(1,202)	(9,060)
Property and equipment	(369)	(489)
Other	(24)	(57)

Deferred tax liabilities	(4,606)	(12,344)

Deferred tax assets, net	$94	$(6,551)

	December 31,
	2016	2017

Deferred tax assets, net	$2,261	$2,620
Deferred tax liabilities, net	(2,167)	(9,171)

Deferred tax assets, net	$94	$(6,551)

Schedule of Income before Income Tax, Domestic and Foreign
f.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2015	2016	2017

Domestic (Israel)	$19,478	$13,701	$(3,849)
Foreign	5,035	11,672	1,841

	$24,513	$25,373	$(2,008)

Schedule of Effective Income Tax Rate Reconciliation
g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2015	2016	2017

Income (loss) before taxes on income (tax benefit), as reported in the statements of income	$24,513	$25,373	$(2,008)

Statutory tax rate in Israel	26.5%	25%	24%

Theoretical taxes on income (tax benefit)	$6,496	$6,343	$(482)

Increase (decrease) in taxes resulting from:
Effect of foreign tax rates	117	(382)	(67)
Effect of “Approved, Beneficiary, Preferred or Preferred Technological Enterprise” status	(2,406)	(1,338)	(252)
Effect of the TCJA	-	-	(3,795)
Utilization of carry forward tax losses for which valuation allowance was provided	(195)	-	(153)
Non-deductible expenses	569	584	892
Losses and temporary differences for which valuation allowance was provided	127	377	1,050
Others	(495)	188	243

Taxes on income (tax benefit), as reported in the statements of income	$4,213	$5,772	$(2,564)

Schedule of Components of Income Tax Expense (Benefit)
h.	Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2015	2016	2017

Current	$2,627	$4,122	$2,459
Deferred	1,586	1,650	(5,023)

	$4,213	$5,772	$(2,564)

	Year ended December 31,
	2014	2015	2016

Domestic (Israel)	$2,684	$2,824	$(314)
Foreign	1,529	2,948	(2,250)

	$4,213	$5,772	$(2,564)

Schedule of Unrecognized Tax Benefits Roll Forward
i.	Uncertain tax benefits:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2016	2017

Balance at the beginning of the year	$1,365	$1,987
Increase in tax positions	688	375
Decrease in tax positions	(293)	(135)
Acquisition of subsidiary	227	66

Balance at the end of the year	$1,987	$2,293